Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 6  RELATED PARTY TRANSACTIONS

Office Space

The Company subleased its office space from an investor through May of 2022. The investor paid all lease costs, including common area maintenance and other property management fees, on the Company’s behalf. These payments were treated as additional capital contributions.

2021 Bridge Debentures

Prior to the conversion of the 2021 Bridge Debentures to shares of FOXO Technologies Operating Company Class A Common Stock and subsequent exchange for Class A Common Stock of the Company at Closing of the Business Combination, certain related parties invested in the 2021 Bridge Debentures.

Sponsor Loan

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor loaned Delwinds funds for working capital. As of June 30, 2023, $500 was remaining due to the Sponsor and is shown as a related party payable in the consolidated balance sheet.

Consulting Agreement

In April 2022, the Company executed a consulting agreement (the “Consulting Agreement”) with an individual (the “Consultant”) considered to be a related party of the Company as a result of his investment in the 2021 Bridge Debentures. The agreement has a term of twelve months, over which the Consultant is to provide services that include, but are not limited to, advisory services relating to the implementation and completion of the Business Combination. Following the execution of the agreement, as compensation for such services to be rendered as well as related expenses over the term of the contract, the Consultant was paid a cash fee of $1,425. The Consulting Agreement also calls for the payment of an equity fee as compensation for such services. The Company issued 1,500,000 shares of Legacy FOXO Class A Common Stock to the Consultant during the second quarter of 2022 to satisfy the equity fee that converted into 871,256 shares of Class A Common Stock. The Company has determined that all compensation costs related to the Consulting Agreement, including both cash fees and the equity fee, represent remuneration for services to be rendered evenly over the contract term. Thus, all such costs were initially recorded at fair value as prepaid consulting fees in the consolidated balance sheet and are being recognized as selling, general and administrative expenses in the condensed consolidated statement of operations on a straight-line basis over the term of the contract. For the three and six months ended June 30, 2023, $595 and $2,676, respectively, in expenses were recognized related to the Consulting Agreement. For both the three and six months ended June 30, 2022 the Company recognized $1,486 in expenses for the Consulting Agreement.

Contractor Agreement

In October 2021, FOXO entered into a Contractor Agreement with Dr. Murdoc Khaleghi, one of its directors, under which Dr. Khaleghi serves as FOXO’s Chief Medical Officer. The Company paid Dr. Khaleghi $0 in 2023 and $27 and $54 for the three and six months ended June 30, 2022, respectively. Additionally, Dr. Khaleghi received 80,000 shares under the Management Contingent Share Plan related to his service under the Contractor Agreement with the Company recognizing $15 and $30 of expense during the three months and six months ended June 30, 2023. During the fourth quarter of 2022, Dr. Khaleghi and the Company paused services and payments under this arrangement.

Note 6 RELATED PARTY TRANSACTIONS

Office Space

The Company subleased its office space from the holder of the FOXO Preferred Stock through May of 2022. The holder of the FOXO Preferred Stock paid all lease costs, including common area maintenance and other property management fees, on the Company’s behalf. These payments were treated as additional capital contributions.

Bridge Debentures

Prior to the conversion of the Bridge Debentures to shares of FOXO Technologies Operating Company Class A and subsequent exchange for Class A Common Stock of the Company at Closing of the Business Combination, there were related party borrowings which are described in more detail in Note 5.

Promissory Note

On June 6, 2022, the Company executed a promissory note, pursuant to which it loaned Delwinds an aggregate principal amount of $1,160, which represented $0.035 per share of Delwinds Class A common stock that was not redeemed in connection with the extension of the SPAC’s termination date from June 15, 2022 to September 15, 2022. The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to the Closing of the Business Combination. The outstanding balance on the promissory note eliminated upon consolidation with the Closing of the Business Combination.

Sponsor Loan

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor loaned Delwinds funds for working capital. As of December 31, 2022, $500 was remaining due to the Sponsor and is shown as a related party payable in the consolidated balance sheet.

Consulting Agreement

In April 2022, the Company executed a consulting agreement with an individual (the “Consultant”) considered to be a related party of the Company as a result of his investment in the 2021 Bridge Debentures. The agreement has a term of twelve months, over which the Consultant is to provide services that include, but are not limited to, advisory services relating to the implementation and completion of the Business Combination. Following the execution of the agreement, as compensation for such services to be rendered as well as related expenses over the term of the contract, the Consultant was paid a cash fee of $1,425. The consulting agreement also calls for the payment of an equity fee as compensation for such services. The Company issued 1,500,000 shares of legacy FOXO Class A Common Stock to the Consultant during the second quarter of 2022 to satisfy the equity fee that converted into 871,256 shares of Class A Common Stock. The Company has determined that all compensation costs related to the consulting agreement, including both cash fees and the equity fee, represent remuneration for services to be rendered evenly over the contract term. Thus, all such costs were initially recorded at fair value as prepaid consulting fees in the consolidated balance sheet and are being recognized as selling, general and administrative expenses in the consolidated statement of operations on a straight-line basis over the term of the contract. For the year ended December 31, 2022, $5,649 in expenses were recognized related to the consulting agreement.

Contractor Agreement

In October 2021, FOXO entered into a Contractor Agreement with Dr. Murdoc Khaleghi, one of its directors, under which Dr. Khaleghi serves as FOXO’s Chief Medical Officer. The Company paid Dr. Khaleghi $99 and $18 for the years ended December 31, 2022 and 2021, respectively. Additionally, Dr. Khaleghi received 80,000 shares under the Management Contingent Share Plan related to his service under the Contractor Agreement with the Company recognizing $29 of expense during the year ended December 31, 2022. During the fourth quarter of 2022, Dr. Khaleghi and the Company paused services and payments under this arrangement.